ABERDEEN FUNDS

Aberdeen Equity Long-Short Fund

Aberdeen U.S. Equity Fund

Aberdeen U.S. Equity II Fund

Aberdeen Small Cap Fund

Supplement to the Aberdeen Funds Statutory Prospectus

dated February 27, 2012, as supplemented to date

The following replaces the chart reflecting the Portfolio Managers for Aberdeen Equity Long-Short Fund on page 4:

Name	Title	Served on the Fund Since
Paul Atkinson	Head of North American Equities	2007*
Douglas Burtnick, CFA®	Senior Investment Manager	2002*
Jason Kotik, CFA®	Senior Investment Manager	2000*
Francis Radano, III, CFA®	Investment Manager	1999*
Ralph Bassett, CFA®	Deputy Head of North American Equities	2007*

*Includes Predecessor Fund and/or Second Predecessor Fund

The following replaces the chart reflecting the Portfolio Managers for Aberdeen Small Cap Fund on page 14:

Name	Title	Served on the Fund Since
Paul Atkinson	Head of North American Equities	2010
Ralph Bassett, CFA®	Deputy Head of North American Equities	2008
Douglas Burtnick, CFA®	Senior Investment Manager	2002*
Jason Kotik, CFA®	Senior Investment Manager	1999*
Joseph McFadden, CFA®	Investment Manager	2010

*Includes Predecessor Fund

The following replaces the chart reflecting the Portfolio Managers for Aberdeen U.S. Equity Fund on pages 118-119:

Name	Title	Served on the Fund Since
Paul Atkinson	Head of North American Equities	2007*
Douglas Burtnick, CFA®	Senior Investment Manager	Inception*
Jason Kotik, CFA®	Senior Investment Manager	Inception*
Francis Radano, III, CFA®	Investment Manager	Inception*
Ralph Bassett, CFA®	Deputy Head of North American Equities	2007*

*Includes Predecessor Fund and Second Predecessor Fund

The following replaces the chart reflecting the Portfolio Managers for Aberdeen U.S. Equity II Fund on page 122:

Name	Title	Served on the Fund Since
Paul Atkinson	Head of North American Equities	2011
Douglas Burtnick, CFA®	Senior Investment Manager	2011
Jason Kotik, CFA®	Senior Investment Manager	2011
Francis Radano, III, CFA®	Investment Manager	2011
Ralph Bassett, CFA®	Deputy Head of North American Equities	2011

The following replaces the list of Portfolio Managers for each of the Aberdeen Equity Long-Short Fund, Aberdeen U.S. Equity Fund and Aberdeen U.S. Equity II Fund in the section entitled, “Fund Management — Portfolio Management” beginning on page 151:

Paul Atkinson, Head of North American Equities (AAMI)

Paul Atkinson is Head of North American Equities. Paul joined Aberdeen in 1998 from UBS Ltd., where he was a director in its equity derivatives business. Paul previously worked for Prudential-Bache Ltd in a similar role. Paul graduated with a BSc Econ Hons from Cardiff University and was awarded a MSc Fin from Birkbeck College, University of London.

Douglas Burtnick, CFA®, Senior Investment Manager (AAMI)

Doug Burtnick is a senior investment manager on the North American Equity Team. Doug joined Aberdeen in 2007 following the acquisition of Nationwide Financial Services’ equity investment management team, where he had served as a portfolio manager since May 2002. Doug previously was a portfolio manager and risk manager in the private client group at Brown Brothers Harriman & Company. Prior to that, Doug co-led the Professional Education Group at Barra, Inc. Doug graduated with a B.S. from Cornell University. He is a CFA® Charterholder.

Jason Kotik, CFA®, Senior Investment Manager (AAMI)

Jason Kotik is a senior investment manager on the North American Equity Team. Jason joined Aberdeen in 2007 following the acquisition of Nationwide Financial Services’ equity investment management team, where he had served as an assistant portfolio manager and senior equity research analyst since November 2000. Jason previously was a financial analyst with Allied Investment Advisors. Prior to that, he was a trading systems administrator with T. Rowe Price Associates. Jason is a graduate of the University of Delaware, and has earned an M.B.A. from Johns Hopkins University. He is a CFA® Charterholder.

Francis Radano, III, CFA®, Investment Manager (AAMI)

Fran Radano is an investment manager on the North American Equity Team. Fran joined Aberdeen in 2007 following the acquisition of Nationwide Financial Services’ equity investment management team, where, since November 1999, he had served as a senior equity research analyst providing fundamental research coverage for the consumer discretionary and consumer staples sectors. Fran previously was a research analyst and vice president at Salomon Smith Barney. Prior to that, he was an associate trader at SEI Investments. Fran received a B.A. in economics from Dickinson College, and has also earned a M.B.A. in finance from Villanova University. He is a CFA® Charterholder.

Ralph Bassett, CFA®, Deputy Head of North American Equities (AAMI)

Ralph Bassett is an investment manager on the North American Equity Team. Ralph joined Aberdeen in 2006 from Navigant Consulting where, since his graduation in June 2005, he had worked as a consultant on a variety of client engagements across diverse industries. Ralph previously held internships at JPMorgan Chase & Co., and Siemens AG. Ralph graduated with a B.S. in finance from Villanova University. He is a CFA® Charterholder.

All references to Ralph Bassett, CFA® as Investment Manager are hereby replaced with Ralph Bassett, CFA® as Deputy Head of North American Equities.

This Supplement is dated June 26, 2012.

Please keep this supplement for future reference.

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